Scope of consolidation - Held for sale businesses (Details) - EUR (€) € in Millions		4 Months Ended	12 Months Ended
	Jan. 31, 2020	May 02, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets And Liabilities Classified As Held For Sale [Line Items]
Consideration paid (received)		€ (5,772.0)
Value of Teksid Cast Iron business			€ 210.0
Assets			99,730.0	€ 98,044.0
Gains on disposal of investments			4.0	€ 15.0	€ 0.0
Plastic components and Automotive Modules Business [Member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Consideration paid (received)	€ (47.5)
Gains on disposal of investments			5.0
Teksid S.p.A. | Disposal groups classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Assets			312.0
Liabilities			€ 204.0